SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2024
Short-term Deposits
SHORT-TERM DEPOSITS	NOTE 5: SHORT-TERM DEPOSITS

	December 31,
	2024	2023
Bank deposits	$-	35,465	(*)